RECEIVABLES, PREPAID EXPENSES, AND LEASE RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Disclosure of receivables and prepaid expenses [Table Text Block]
Receivables and Prepaid Expenses As at	December 31, 2023	December 31, 2022
Receivables	$153,512	$98,138
Prepaid expenses	898,655	976,232
Total Receivables and Prepaid Expenses	$1,052,167	$1,074,370

Disclosure of lease receivable [Table Text Block]
Lease Receivable	December 31, 2023	December 31, 2022
Lease receivable - opening balance as May 4, 2023	$208,701	$-
Principal payments	(44,363)	-
Total Lease Receivable	$164,338	$-